Note 4 - Fully Benefit-Responsive Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes to Financial Statements
EBP, Fully Benefit-Responsive Investment Contract [Text Block]
(4)	Fully Benefit-Responsive Investment Contract

The Lincoln Stable Value Fixed Account (Fixed Account) is a fully benefit-responsive investment contract issued by the Lincoln National Life Insurance Company with the backing of their general account. As it is not a portfolio of contracts whose yields are based on changes in fair value of underlying assets, this type of investment is considered fairly valued at contract value. The methodology for calculating the interest crediting rate is defined in the contract. Under the terms of the existing contract, the composite crediting rate is currently reset on a quarterly basis and will never be less than the guaranteed minimum interest rate, as defined in the contract. The Plan’s ability to receive amounts due in accordance with fully benefit-responsive investment contracts is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments. By definition, the Fixed Account is an investment contract. As a result, the Plan may transact according to the terms defined in the contract at any time. Certain events might limit the availability of the Plan to transact at contract value with the contract issuer. Examples of such events include the Plan’s failure to qualify under Section 401(a) of the Internal Revenue Code or the failure of the trust to be tax-exempt under Section 501(a) of the Internal Revenue Code (“IRC”); premature termination of the contract; Plan termination or merger; changes to the Plan’s prohibition on competing investment options; or bankruptcy of the Plan sponsor or other Plan sponsor events (for example divestitures or spinoffs of a subsidiary) that significantly affect the Plan’s normal operations. No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the participants. In addition, certain events allow the issuer to terminate the contracts with the Plan and settle at an amount different from contract value. Examples of such events include an uncured violation of the Plan’s investment guidelines; a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the agreements without the consent of the issuer.